Condensed Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 278,566	$ 143,098	$ 52,117
Digital currencies	178,478	252,903
Prepaid expense	8,268	24,008	8,333
Total current assets	465,312	420,009	60,450
Other assets:
Property and equipment, net	1,005	1,344	2,703
Total other assets	1,005	1,344	2,703
Total Assets	466,317	421,353	63,153
Liabilities and Stockholders' Deficit:
Accounts payable and accrued expense	23,351	28,324	14,244
Accrued compensation	407,526	416,935	104,902
Convertible notes payable, net	176,460	159,854
Short term loan			200,000
Total current liabilities	607,337	605,113	319,146
Stockholders' deficit:
Common stock, 975,000,000 shares authorized at $0.001 par value, 26,018,154, 19,831,521 and 12,515,201 shares issued and outstanding at March 31, 2020, December 31, 2019, and 2018, respectively	26,017	19,830	12,515
Additional paid in capital	117,186,998	116,780,174	115,074,655
Accumulated deficit	(117,354,064)	(116,983,793)	(115,343,192)
Total stockholders' deficit	(141,020)	(183,760)	(255,993)
Total Liabilities and stockholders' deficit	466,317	421,353	63,153
Series B Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value
Series C-1 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, value	$ 29	$ 29	$ 29